Employee defined benefits plans obligation - Summary of fair value of plan assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [abstract]
Cash and cash equivalents			$ 7,712
Debt instruments categorized by issuers' credit rating:
US Government bonds	$ 8,004	$ 7,882
Total	$ 8,004	$ 7,882	$ 7,712